Disaggregation of revenue (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2022	2021
Geographical markets
China	$9,127	$38,818
Europe	40,370	42,588
North America	28,572	20,599
Other	5,717	2,500
	$83,786	$104,505
Market application
Heavy Duty Motive	38,914	51,663
Material Handling	6,353	8,140
Stationary Power Generation	10,917	8,214
Technology Solutions	27,602	36,488
	$83,786	$104,505
Timing of revenue recognition
Products transferred at a point in time	52,749	65,208
Products and services transferred over time	31,037	39,297
	$83,786	$104,505